Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 568	$ 435	$ 338
Performance shares	157	112	128
Stock options	0	13	63
Total stock incentive compensation expense	725	560	529
Related recognized tax benefit	$ 273	$ 211	$ 200